UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Special Opportunities Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY  10022

13 File Number: 28-12573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:


Signature:	______________________
Place:		New York, NY
Date:		February 14, 2008




Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    189836



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D APPLE INC  COM STK             COMMON STOCK     037833100    26097   131750 SH       SH-OTH   01               0   SHARED        0
D BEA SYS INC  COM STK           COMMON STOCK     073325102     2367   150000 SH       SH-OTH   01               0   SHARED        0
D CARRIER ACCESS CORP  COM STK   COMMON STOCK     144460102     2399   999700 SH       SH-OTH   01               0   SHARED        0
D CAVIUM NETWORKS INC COM        COMMON STOCK     14965A101     6615   287356 SH       SH-OTH   01               0   SHARED        0
D CITRIX SYS INC  COM STK        COMMON STOCK     177376100     2091    55000 SH       SH-OTH   01               0   SHARED        0
D CONCURRENT COMPUTER CORP COM S COMMON STOCK     206710204     2996  3609464 SH       SH-OTH   01               0   SHARED        0
D CTRIP.COM INTERNATIO NAL LTD A ADRS STOCKS      22943F100     2011    35000 SH       SH-OTH   01               0   SHARED        0
D DELL INC  COM STK              COMMON STOCK     24702R101      735    30000 SH       SH-OTH   01               0   SHARED        0
D E-HOUSE (CHINA) HOLD INGS  SHA ADRS STOCKS      26852W103     2351    98650 SH       SH-OTH   01               0   SHARED        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109    28405   500000 SH       SH-OTH   01               0   SHARED        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508    18670    27000 SH       SH-OTH   01               0   SHARED        0
D HEWLETT-PACKARD CO  COM STK    COMMON STOCK     428236103     2524    50000 SH       SH-OTH   01               0   SHARED        0
D I2 TECHNOLOGIES INC  COM STK   COMMON STOCK     465754208      174    13812 SH       SH-OTH   01               0   SHARED        0
D LAWSON SOFTWARE INC NEW COM ST COMMON STOCK     52078P102      768    75000 SH       SH-OTH   01               0   SHARED        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105     1538   110000 SH       SH-OTH   01               0   SHARED        0
D MICROSOFT CORP  COM STK        COMMON STOCK     594918104     5874   165000 SH       SH-OTH   01               0   SHARED        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204     4607   120000 SH       SH-OTH   01               0   SHARED        0
D NVIDIA CORP  COM STK           COMMON STOCK     67066G104     6804   200000 SH       SH-OTH   01               0   SHARED        0
D ORACLE CORP  COM STK           COMMON STOCK     68389X105     3839   170000 SH       SH-OTH   01               0   SHARED        0
D PEOPLESUPPORT                  COMMON STOCK     712714302    29581  2162386 SH       SH-OTH   01               0   SHARED        0
D QUEST SOFTWARE INC  COM STK    COMMON STOCK     74834T103      922    50000 SH       SH-OTH   01               0   SHARED        0
D RED HAT INC  COM STK           COMMON STOCK     756577102     1146    55000 SH       SH-OTH   01               0   SHARED        0
D SANMINA-SCI CORP  COM STK      COMMON STOCK     800907107     1365   750000 SH       SH-OTH   01               0   SHARED        0
D SEAGATE TECHNOLOGY  COM STK    COMMON STOCK     G7945J104      765    30000 SH       SH-OTH   01               0   SHARED        0
D SINA CORP COM SHS              COMMON STOCK     G81477104     2880    65000 SH       SH-OTH   01               0   SHARED        0
D SIRF TECHNOLOGY HOLD INGS INC  COMMON STOCK     82967H101     6283   250000 SH       SH-OTH   01               0   SHARED        0
D VENTANA MEDICAL SYST EMS INC C COMMON STOCK     92276H106    17446   200000 SH       SH-OTH   01               0   SHARED        0
D XOMA LTD BERMUDA  COM STK      COMMON STOCK     G9825R107     6838  2017089 SH       SH-OTH   01               0   SHARED        0
D YAHOO INC  COM STK             COMMON STOCK     984332106     1745    75000 SH       SH-OTH   01               0   SHARED        0
S REPORT SUMMARY                 29 DATA RECORDS              189836
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